Guarantees, commitments and risks - Expected payments for trade and other payables (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Guarantees, commitments and risks
Trade and other payables	€ 13,141	€ 15,699
within 1 year
Guarantees, commitments and risks
Trade and other payables	12,936	15,545
between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	111	54
beyond 5 years
Guarantees, commitments and risks
Trade and other payables	94	100
Trade payables
Guarantees, commitments and risks
Trade and other payables	8,679	10,480
Trade payables | within 1 year
Guarantees, commitments and risks
Trade and other payables	8,679	10,480
Other payables and advances
Guarantees, commitments and risks
Trade and other payables	4,462	5,219
Other payables and advances | within 1 year
Guarantees, commitments and risks
Trade and other payables	4,257	5,065
Other payables and advances | between 2 and 5 years
Guarantees, commitments and risks
Trade and other payables	111	54
Other payables and advances | beyond 5 years
Guarantees, commitments and risks
Trade and other payables	€ 94	€ 100